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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OAKMONT CORPORATION
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04326
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   SVP, Legal and Finance
         -------------------------------
Phone:   (213) 891-6300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Robert Miller            Los Angeles, California    August 8, 2011
   -------------------------------    -----------------------    --------------
           [Signature]                      [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   20
                                        --------------------

Form 13F Information Table Value Total:              553,691
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                               VALUE   SHRS OR SH/  PUT/ INVESTMENT   OTHER  VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------         -------------- --------- -------- --------- ---  ---- ---------- -------- ---- ------ ----
BOEING CO                              Common     097023105   25,824    349300  SH         Other        1         Shared
BORGWARNER INC                         Common     099724106   37,753   467,300  SH         Other        1         Shared
CATERPILLAR INC                        Common     149123101   55,907   525,150  SH         Other        1         Shared
CUMMINS INC                            Common     231021106   40,268   389,100  SH         Other        1         Shared
DEERE & CO                             Common     244199105    1,097    13,300  SH         Other        1         Shared
FORD MOTOR CO                          Common     345370860   67,832 4,918,900  SH         Other        1         Shared
FORD MOTOR CO                         Warrant     345370134    6,683 1,275,300  SH         Other        1         Shared
FREEPORT MCMORAN COPPER & GOLD INC     Common     35671D857  124,948 2,361,962  SH         Other        1         Shared
GENTEX CORP                            Common     371901109      342    11,300  SH         Other        1         Shared
HOME DEPOT INC                         Common     437076102   17,299   477,600  SH         Other        1         Shared
INTEL CORPORATION                      Common     458140100    4,284   193,300  SH         Other        1         Shared
JPMORGAN CHASE & CO                   Warrant     46634E114   20,211 1,500,450  SH         Other        1         Shared
LUMBER LIQUIDATORS HLDGS INC           Common     55003T107    5,262   207,150  SH         Other        1         Shared
MCMORAN EXPLORATION  CO                Common     582411104   57,345 3,103,060  SH         Other        1         Shared
OCCIDENTAL PETE CORP DEL               Common     674599105    6,118    58,800  SH         Other        1         Shared
STARWOOD HOTELS & RESORTS WRLD         Common     85590A401   21,435   382,500  SH         Other        1         Shared
STRATUS PROPERTIES INC                 Common     863167201    1,114    83,109  SH         Other        1         Shared
TIFFANY & CO                           Common     886547108   31,636   402,900  SH         Other        1         Shared
UNITED TECHNOLOGIES CORP               Common     913017109   26,695   301,600  SH         Other        1         Shared
WELLS FARGO & CO                      Warrant     949746119    1,638   176,160  SH         Other        1         Shared
                                                            --------
                                                             553,691
                                                            --------